Property and Equipment (Details Narrative) (USD $)	3 Months Ended		77 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013
Property, Plant and Equipment [Abstract]
Depreciation	$ 15,392	$ 12,057	$ 78,517
Software Costs	$ 0	$ 7,415